33. Operating Costs and Expenses (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfEstimatedLossesProvisionsAndReversalsLineItems [Line Items]
Estimated losses, provisions and reversals	R$ 365,539	R$ 768,696	R$ 210,829
Provision (reversal) for litigations
DisclosureOfEstimatedLossesProvisionsAndReversalsLineItems [Line Items]
Estimated losses, provisions and reversals	386,373	(21,408)	48,499
Accounts receivable related to the concession compensation
DisclosureOfEstimatedLossesProvisionsAndReversalsLineItems [Line Items]
Estimated losses, provisions and reversals	(1,117)	75	0
Credits on sales and purchases of gas
DisclosureOfEstimatedLossesProvisionsAndReversalsLineItems [Line Items]
Estimated losses, provisions and reversals	(123,586)	87,479	0
Property, plant and equipment
DisclosureOfEstimatedLossesProvisionsAndReversalsLineItems [Line Items]
Estimated losses, provisions and reversals	1,921	494,023	(66,029)
Allowance for doubtful accounts (Client and Other credits)
DisclosureOfEstimatedLossesProvisionsAndReversalsLineItems [Line Items]
Estimated losses, provisions and reversals	90,589	179,908	226,838
Tax credits estimated losses
DisclosureOfEstimatedLossesProvisionsAndReversalsLineItems [Line Items]
Estimated losses, provisions and reversals	11,470	23,917	1,521
Estimated losses (reversion) in consortiums
DisclosureOfEstimatedLossesProvisionsAndReversalsLineItems [Line Items]
Estimated losses, provisions and reversals	R$ (111)	R$ 4,702	R$ 0